Rmb Denominated US$-Settled Senior Notes - Additional Information (Detail) In Thousands, unless otherwise specified		0 Months Ended		1 Months Ended		12 Months Ended
	Dec. 31, 2012	Sep. 02, 2011 Senior Notes USD ($)	Sep. 02, 2011 Senior Notes CNY	Apr. 11, 2011 Senior Notes CNY	Feb. 18, 2011 Senior Notes CNY	Dec. 31, 2011 Senior Notes USD ($)	Dec. 31, 2012 Senior Notes	Dec. 31, 2012 Senior Notes Semi Annual Payment, First Payment	Dec. 31, 2012 Senior Notes Semi Annual Payment, Second Payment
Debt Instrument [Line Items]
Aggregate principal amount of senior notes sold				500,000	1,200,000
Interest rate on senior notes							10.00%
Debt instrument, maturity date						Feb. 28, 2014
Offering expenses						5,749
Proceeds from issuance of senior notes, net of offering expense						252,908
Senior notes, payment date								--02-28	--08-28
Consolidated Fixed Charge Coverage ratio	2.5
Repurchase of senior notes		10,709	68,400
Repurchase of senior notes, cash consideration		8,223
Debt issuance costs and debt discount		240
Gain on repurchase of senior notes		$ 2,246